Annual Fund Operating Expenses - BARON SMALL CAP FUND	Jan. 28, 2021
BARON SMALL CAP FUND
Operating Expenses:
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.31%
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.05%
R6 Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.05%